LONG TERM DEBT - Summary of long term debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 RBC term loan	Dec. 31, 2012 BDC term loan	Dec. 31, 2011 BDC term loan	Dec. 31, 2012 SVB term loan	Dec. 31, 2011 SVB term loan	Dec. 31, 2012 Note discount RBC term loan	Dec. 31, 2012 Note discount BDC term loan	Dec. 31, 2012 Note discount SVB term loan	Dec. 31, 2011 Note discount SVB term loan	Dec. 31, 2011 Senior Subordinated Secured Note	Dec. 31, 2010 Senior Subordinated Secured Note
Debt Instrument [Line Items]
Beginning Balance	$ 1,970	$ 2,940				$ 2,000	$ 3,000			$ (30)	$ (60)
Additions	3,941	4,000	2,401	1,632				(58)	(34)
Payments	(1,419)	(1,000)	(419)			(1,000)	(1,000)
Amortization of Note Discount	49	30						20	3	26	30
Effect of Currency Translation	181		108	73
Conversion to Equity		(4,000)
Ending Balance	4,722	1,970	2,090	1,705		1,000	2,000	(38)	(31)	(4)	(30)
Less current portion	(1,800)	(1,000)
Debt, net of current portion	$ 2,922	$ 970